Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Comprehensive Loss
Net loss	$ (192,460)	$ (133,302)
Other comprehensive income (loss), net of tax
Changes in fair value of financial assets at fair value through comprehensive income	(1,849)	(15,849)
Income tax effect	(38)	1,656
Share of other comprehensive loss of associates	(294)
Currency translation adjustments	14,058	(1,537)
Other comprehensive income (loss), net of tax	11,877	(15,730)
Comprehensive loss	$ (180,583)	$ (149,032)